Accounts Payable - Summary of Accounts Payable (Parenthetical) (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Jan. 21, 2022	Dec. 03, 2021	Dec. 31, 2020	Dec. 22, 2022
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Partners approved dividends distributions			R$ 27,423
Payments of dividends	R$ 2,470	R$ 20,590
Current dividend payables		R$ 6,833		R$ 4,363